Consolidated Statements of Contingently Redeemable Stock and Stockholders' Equity (Diversey Holdings Inc, USD $) In Thousands, except Share data, unless otherwise specified	USD ($)	Class A common stock USD ($)	Class B common stock USD ($)	Comprehensive Income/ (Loss) USD ($)	Capital in excess of par value USD ($)	Accumulated deficit USD ($)	Accumulated other comprehensive income USD ($)
Beginning balance at Dec. 29, 2007	$ 77,680		$ 531,127		$ 10,692	$ (231,961)	$ 298,949
Beginning balance, shares at Dec. 29, 2007		3,920	1,960
Comprehensive income (loss) -
Net Income (loss)	(59,521)			(59,521)		(59,521)
Foreign currency translation adjustments, net of tax	(107,062)			(107,062)			(107,062)
Unrealized losses on derivatives, net of tax	(2,554)			(2,554)			(2,554)
Adjustment to reflect funded status of pension plans, net of tax	(75,172)			(75,172)			(75,172)
Total comprehensive income				(244,309)
Capital contributions	400				400
Fair value adjustment	74,252		(74,252)		74,252
Adjustment for ASC Topic 715 - remeasurement date	(4,186)					(2,242)	(1,944)
Dividends declared	(82)					(82)
Ending balance at Dec. 28, 2008	(96,245)		456,875		85,344	(293,806)	112,217
Ending balance, shares at Dec. 28, 2008		3,920	1,960
Beginning balance at Dec. 31, 2008
Comprehensive income (loss) -
Net Income (loss)	(48,625)			(48,625)		(48,625)
Foreign currency translation adjustments, net of tax	69,860			69,860			69,860
Unrealized losses on derivatives, net of tax	3,268			3,268			3,268
Adjustment to reflect funded status of pension plans, net of tax	29,971			29,971			29,971
Total comprehensive income				54,474
Capital contributions	215				215
Reclassification of class A common stock		(3,920)
Proceeds from the issuance of new class A common stock	486,900	998			485,902
Proceeds from the issuance of new class A common stock, shares		99,764,706
Warrants for new class A common stock	39,600				39,600
Redemption (see Note 26)			(485,549)
Redemption (see Note 26), shares			(1,960)
Payment of costs for equity redemption and issuance	(32,875)				(32,875)
Fair value adjustment	(28,674)		28,674		(28,674)
Dividends declared	(84)					(84)
Ending balance at Dec. 31, 2009	423,311	998			549,512	(342,515)	215,316
Ending balance, shares at Dec. 31, 2009		99,764,706
Comprehensive income (loss) -
Net Income (loss)	38,922
Ending balance at Oct. 01, 2010
Beginning balance at Dec. 31, 2009	423,311				549,512	(342,515)	215,316
Comprehensive income (loss) -
Net Income (loss)	32,730			32,730		32,730
Foreign currency translation adjustments, net of tax	13,644			13,644			13,644
Unrealized losses on derivatives, net of tax	(215)			(215)			(215)
Adjustment to reflect funded status of pension plans, net of tax	12,682			12,682			12,682
Total comprehensive income				58,841
Equity offering (see Note 22)			15,724
Equity offering (see Note 22), shares			1,565,971
Repurchase of equity -see Note 22	(193)		(750)		(193)
Repurchase of equity (see Note 22), shares			(75,000)
LTIP conversion into DSU during the year (see Note 22)			14,479
Stock-based compensation expense recognition (see Note 22)	5,886		6,418		5,886
Payment for equity redemption	0
Payment of costs for equity redemption and issuance	(961)				(961)
Ending balance at Dec. 31, 2010	486,884	998	35,871		554,244	(309,785)	241,427
Ending balance, shares at Dec. 31, 2010		99,764,706	1,490,971
Comprehensive income (loss) -
Net Income (loss)	40,294
Ending balance at Sep. 30, 2011	505,816
Beginning balance at Jun. 30, 2011
Comprehensive income (loss) -
Net Income (loss)	14,397
Ending balance at Sep. 30, 2011	$ 505,816